American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Small Cap Value Fund
May 31, 2024

Avantis U.S. Small Cap Value Fund - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.3%
Air Freight and Logistics — 0.5%
Air Transport Services Group, Inc.(1)	66,157	893,119
Hub Group, Inc., Class A	60,945	2,629,777
Radiant Logistics, Inc.(1)	6,083	32,483
		3,555,379
Automobile Components — 2.3%
American Axle & Manufacturing Holdings, Inc.(1)	140,158	1,070,807
Dana, Inc.	150,153	2,111,151
Gentherm, Inc.(1)	18,942	1,021,731
Goodyear Tire & Rubber Co.(1)	280,299	3,450,481
LCI Industries	22,512	2,473,618
Modine Manufacturing Co.(1)	2,915	294,182
Motorcar Parts of America, Inc.(1)	2,351	11,967
Patrick Industries, Inc.	14,436	1,654,366
Phinia, Inc.	52,463	2,348,244
Standard Motor Products, Inc.	19,200	589,632
Strattec Security Corp.(1)	45	1,251
Visteon Corp.(1)	12,992	1,446,919
		16,474,349
Automobiles — 1.4%
Harley-Davidson, Inc.	148,365	5,323,336
Thor Industries, Inc.	34,957	3,469,133
Winnebago Industries, Inc.	21,557	1,337,612
		10,130,081
Banks — 15.3%
1st Source Corp.	6,810	350,170
ACNB Corp.	3,083	97,330
Amalgamated Financial Corp.	15,153	383,068
Amerant Bancorp, Inc.	13,742	302,874
Ameris Bancorp	29,505	1,473,775
Ames National Corp.	1,518	31,119
Arrow Financial Corp.	5,585	140,239
Associated Banc-Corp.	95,886	2,053,878
Axos Financial, Inc.(1)	55,064	2,966,298
BancFirst Corp.	4,390	378,198
Bancorp, Inc.(1)	42,339	1,422,167
Bank First Corp.	363	29,635
Bank of Hawaii Corp.(2)	23,989	1,385,125
Bank of Marin Bancorp	1,622	24,946
Bank of NT Butterfield & Son Ltd.	41,849	1,425,795
Bank OZK	96,470	4,040,164
BankFinancial Corp.	377	3,811
BankUnited, Inc.	61,582	1,766,788
Banner Corp.	26,883	1,258,931
Bar Harbor Bankshares	3,421	89,870
BayCom Corp.	1,850	37,333
BCB Bancorp, Inc.	3,352	33,520
Berkshire Hills Bancorp, Inc.	25,993	577,824
Bridgewater Bancshares, Inc.(1)	5,299	59,720
Brookline Bancorp, Inc.	56,110	485,351

Burke & Herbert Financial Services Corp.	1,405	70,390
Business First Bancshares, Inc.	11,867	254,547
Byline Bancorp, Inc.	18,801	434,303
C&F Financial Corp.	431	18,938
Cadence Bank	71,028	2,027,849
Cambridge Bancorp	2,438	163,200
Camden National Corp.	4,137	134,122
Capital Bancorp, Inc.	2,756	55,533
Capital City Bank Group, Inc.	3,109	84,440
Carter Bankshares, Inc.(1)	7,658	97,639
Cathay General Bancorp	53,327	1,964,567
CB Financial Services, Inc.	235	5,259
Central Pacific Financial Corp.	18,132	367,717
Chemung Financial Corp.	842	36,543
City Holding Co.	6,514	665,861
Civista Bancshares, Inc.	2,482	35,567
CNB Financial Corp.	8,132	157,761
Coastal Financial Corp.(1)	2,600	115,284
Codorus Valley Bancorp, Inc.	763	16,786
Colony Bankcorp, Inc.	416	5,025
Columbia Banking System, Inc.	146,447	2,823,498
Community Trust Bancorp, Inc.	10,072	424,132
Community West Bancshares	2,641	45,874
ConnectOne Bancorp, Inc.	19,906	371,048
CrossFirst Bankshares, Inc.(1)	27,034	353,875
Customers Bancorp, Inc.(1)	32,990	1,494,447
Dime Community Bancshares, Inc.	23,859	440,676
Eagle Bancorp Montana, Inc.	1,752	23,214
Eagle Bancorp, Inc.	18,335	330,580
Enterprise Bancorp, Inc.	1,329	33,424
Enterprise Financial Services Corp.	28,045	1,085,061
Equity Bancshares, Inc., Class A	3,776	127,251
Esquire Financial Holdings, Inc.	2,610	119,460
Evans Bancorp, Inc.	1,322	34,980
Farmers National Banc Corp.	6,519	79,662
FB Financial Corp.	12,245	453,065
Financial Institutions, Inc.	3,977	70,035
First BanCorp	142,005	2,517,749
First Bancorp, Inc.	227	5,484
First Bancorp/Southern Pines NC	4,274	134,845
First Bancshares, Inc.	10,091	255,807
First Bank	4,600	55,982
First Busey Corp.	38,867	878,783
First Business Financial Services, Inc.	977	33,228
First Commonwealth Financial Corp.	71,091	960,439
First Community Bankshares, Inc.	1,549	53,812
First Community Corp.	85	1,423
First Financial Bancorp	14,980	334,054
First Financial Corp.	4,390	162,606
First Foundation, Inc.	4,487	26,563
First Guaranty Bancshares, Inc.(2)	266	2,721
First Internet Bancorp	3,003	88,468
First Interstate BancSystem, Inc., Class A	13,473	357,573
First Merchants Corp.	48,849	1,614,459
First Mid Bancshares, Inc.	10,485	332,794

First of Long Island Corp.	5,675	56,750
First Savings Financial Group, Inc.	1,383	23,055
First United Corp.	279	5,591
First Western Financial, Inc.(1)	900	15,192
Five Star Bancorp	1,244	28,512
Flushing Financial Corp.	12,918	164,317
FNB Corp.	256,580	3,533,107
FNCB Bancorp, Inc.	206	1,174
Franklin Financial Services Corp.	146	3,840
FS Bancorp, Inc.	2,126	69,712
Fulton Financial Corp.	137,796	2,320,485
FVCBankcorp, Inc.(1)	737	8,107
German American Bancorp, Inc.	2,344	74,188
Great Southern Bancorp, Inc.	5,118	268,644
Greene County Bancorp, Inc.	120	3,772
Hancock Whitney Corp.	66,394	3,102,592
Hanmi Financial Corp.	18,029	284,137
HarborOne Bancorp, Inc.	11,000	114,510
Hawthorn Bancshares, Inc.(2)	617	11,846
HBT Financial, Inc.	2,201	42,919
Heartland Financial USA, Inc.	23,385	1,028,005
Heritage Commerce Corp.	29,509	240,498
Heritage Financial Corp.	18,066	327,537
Hilltop Holdings, Inc.	23,313	713,145
Hingham Institution For Savings The	254	43,409
Home Bancorp, Inc.	1,338	48,395
HomeStreet, Inc.	8,098	73,935
HomeTrust Bancshares, Inc.	5,500	151,855
Hope Bancorp, Inc.	86,955	915,636
Horizon Bancorp, Inc.	19,060	232,913
Independent Bank Corp.	6,183	314,035
Independent Bank Corp. (Michigan)	14,993	375,725
International Bancshares Corp.	42,249	2,401,011
Investar Holding Corp.	2,251	35,678
Kearny Financial Corp.	17,555	99,537
Lakeland Financial Corp.	3,035	188,261
Landmark Bancorp, Inc.	214	4,167
LCNB Corp.	1,807	25,479
Live Oak Bancshares, Inc.	9,357	322,629
Macatawa Bank Corp.	18,276	256,961
Mercantile Bank Corp.	10,706	410,147
Meridian Corp.	3,066	31,702
Metrocity Bankshares, Inc.	6,236	153,717
Metropolitan Bank Holding Corp.(1)	5,044	212,100
Mid Penn Bancorp, Inc.	2,254	48,236
Midland States Bancorp, Inc.	11,173	253,851
MidWestOne Financial Group, Inc.	3,723	79,709
MVB Financial Corp.	2,840	53,193
National Bank Holdings Corp., Class A	14,035	511,856
National Bankshares, Inc.	300	9,228
NBT Bancorp, Inc.	20,635	767,209
Northeast Bank	3,606	200,458
Northfield Bancorp, Inc.	13,146	116,474
Northrim BanCorp, Inc.	1,797	104,963
Northwest Bancshares, Inc.	67,517	739,311

Oak Valley Bancorp	1,226	29,203
OceanFirst Financial Corp.	34,972	526,329
OFG Bancorp	43,103	1,601,707
Old National Bancorp	219,613	3,753,186
Old Second Bancorp, Inc.	25,262	365,289
OP Bancorp	1,343	13,161
Orange County Bancorp, Inc.	106	5,197
Origin Bancorp, Inc.	19,048	595,631
Orrstown Financial Services, Inc.	4,505	117,626
Pacific Premier Bancorp, Inc.	30,964	688,639
Park National Corp.	4,052	556,988
Parke Bancorp, Inc.	2,104	34,148
Pathward Financial, Inc.	22,407	1,194,517
PCB Bancorp	1,436	21,856
Peapack-Gladstone Financial Corp.	6,114	132,674
Peoples Bancorp of North Carolina, Inc.	588	17,799
Peoples Bancorp, Inc.	21,445	625,122
Plumas Bancorp	642	22,419
Popular, Inc.	35,223	3,135,199
Preferred Bank	11,016	823,116
Premier Financial Corp.	22,972	452,778
Primis Financial Corp.	5,304	55,639
Provident Financial Services, Inc.	93,687	1,349,093
QCR Holdings, Inc.	11,077	627,734
RBB Bancorp	5,558	102,100
Red River Bancshares, Inc.	185	8,484
Republic Bancorp, Inc., Class A	3,566	184,683
Riverview Bancorp, Inc.	2,994	12,784
S&T Bancorp, Inc.	28,399	906,212
Sandy Spring Bancorp, Inc.	35,292	827,244
SB Financial Group, Inc.	134	1,838
ServisFirst Bancshares, Inc.	10,756	664,721
Shore Bancshares, Inc.	4,222	47,751
Sierra Bancorp	3,475	73,044
Simmons First National Corp., Class A	24,690	429,112
SmartFinancial, Inc.	2,848	65,903
South Plains Financial, Inc.	4,272	115,985
Southern First Bancshares, Inc.(1)	1,448	39,777
Southern Missouri Bancorp, Inc.	3,040	128,014
Southside Bancshares, Inc.	8,927	239,333
Stellar Bancorp, Inc.	8,545	193,032
Stock Yards Bancorp, Inc.	2,325	108,926
Synovus Financial Corp.	84,679	3,360,910
Territorial Bancorp, Inc.	886	7,115
Texas Capital Bancshares, Inc.(1)	30,279	1,825,218
Timberland Bancorp, Inc.	1,932	47,817
Tompkins Financial Corp.	747	35,042
Towne Bank	37,568	1,021,474
TriCo Bancshares	18,693	711,829
TrustCo Bank Corp.	10,581	294,152
Trustmark Corp.	40,226	1,172,588
UMB Financial Corp.	33,772	2,784,164
Union Bankshares, Inc.	156	3,480
United Community Banks, Inc.	276	7,082
United Security Bancshares	700	5,082

Unity Bancorp, Inc.	1,160	32,457
Univest Financial Corp.	14,134	308,121
Valley National Bancorp	221,439	1,578,860
Veritex Holdings, Inc.	32,715	667,386
WaFd, Inc.	49,385	1,383,274
Washington Trust Bancorp, Inc.	6,990	183,487
West BanCorp, Inc.	3,824	66,232
Westamerica BanCorp	21,929	1,070,574
Western Alliance Bancorp	15,121	953,077
Wintrust Financial Corp.	23,680	2,335,085
WSFS Financial Corp.	36,741	1,618,808
Zions Bancorp NA	28,824	1,244,909
		108,891,963
Beverages — 0.1%
Coca-Cola Consolidated, Inc.	1,055	1,034,997
Biotechnology — 0.6%
Alkermes PLC(1)	94,734	2,216,776
Avid Bioservices, Inc.(1)	71,924	581,865
Catalyst Pharmaceuticals, Inc.(1)	4,779	77,276
Eagle Pharmaceuticals, Inc.(1)(2)	4,105	14,244
Emergent BioSolutions, Inc.(1)	38,428	219,040
Entrada Therapeutics, Inc.(1)	14,132	218,622
Organogenesis Holdings, Inc.(1)	4,707	12,944
Ovid therapeutics, Inc.(1)	1	3
Puma Biotechnology, Inc.(1)	41,141	158,393
Tyra Biosciences, Inc.(1)(2)	10,994	178,323
Voyager Therapeutics, Inc.(1)	61,256	514,550
XBiotech, Inc.(1)(2)	1,951	14,145
		4,206,181
Broadline Retail — 1.7%
Dillard's, Inc., Class A	2,962	1,325,051
Kohl's Corp.	142,394	3,188,201
Macy's, Inc.	279,341	5,441,563
Nordstrom, Inc.	101,685	2,247,238
		12,202,053
Building Products — 0.9%
Apogee Enterprises, Inc.	25,926	1,684,412
Insteel Industries, Inc.	19,779	650,136
JELD-WEN Holding, Inc.(1)	104,126	1,614,994
Quanex Building Products Corp.	34,484	1,136,593
UFP Industries, Inc.	10,675	1,275,449
		6,361,584
Capital Markets — 0.8%
Brookfield Asset Management Ltd., Class A(2)	1,592	62,470
Diamond Hill Investment Group, Inc.	855	128,284
Evercore, Inc., Class A	1,843	374,018
GAMCO Investors, Inc., Class A	544	13,654
Hennessy Advisors, Inc.	490	3,504
Janus Henderson Group PLC	10,983	367,931
Oppenheimer Holdings, Inc., Class A	2,286	104,424
Piper Sandler Cos.	5,012	1,061,441
Stifel Financial Corp.	16,908	1,368,703
StoneX Group, Inc.(1)	23,208	1,742,225
Virtus Investment Partners, Inc.	3,391	775,149
		6,001,803

Chemicals — 2.2%
AdvanSix, Inc.	21,597	511,849
Ashland, Inc.	9,979	999,596
Cabot Corp.	47,165	4,824,979
Chemours Co.	91,116	2,261,499
Core Molding Technologies, Inc.(1)	4,925	94,757
Hawkins, Inc.	17,124	1,495,268
Intrepid Potash, Inc.(1)	7,584	203,479
Kronos Worldwide, Inc.	4,718	67,043
LSB Industries, Inc.(1)	46,501	456,175
Mativ Holdings, Inc.	62,079	1,115,560
NewMarket Corp.	458	245,062
Orion SA	58,984	1,466,932
Rayonier Advanced Materials, Inc.(1)	66,398	375,149
Stepan Co.	1,651	143,918
Tronox Holdings PLC, Class A	82,045	1,625,311
Valhi, Inc.(2)	1,270	24,701
		15,911,278
Commercial Services and Supplies — 0.6%
ACCO Brands Corp.	68,627	349,311
Acme United Corp.	1,973	70,022
Aris Water Solutions, Inc., Class A	29,605	455,029
Civeo Corp.	8,792	214,261
Ennis, Inc.	8,522	179,218
Interface, Inc.	77,687	1,251,538
Quad/Graphics, Inc.	1,830	8,638
Steelcase, Inc., Class A	108,281	1,479,118
Virco Mfg. Corp.	12,656	150,606
		4,157,741
Communications Equipment — 0.0%
NETGEAR, Inc.(1)	19,285	266,326
Construction and Engineering — 1.6%
Ameresco, Inc., Class A(1)	2,917	106,529
Argan, Inc.	13,827	976,601
Granite Construction, Inc.	10,360	645,324
Great Lakes Dredge & Dock Corp.(1)	2	18
IES Holdings, Inc.(1)	900	137,205
Limbach Holdings, Inc.(1)	9,069	517,658
MDU Resources Group, Inc.	230,919	5,828,396
MYR Group, Inc.(1)	11,400	1,767,684
Northwest Pipe Co.(1)	2,339	83,011
Orion Group Holdings, Inc.(1)	29,020	312,836
Tutor Perini Corp.(1)	44,793	988,134
		11,363,396
Construction Materials — 0.1%
Eagle Materials, Inc.	1,329	308,846
Knife River Corp.(1)	7,917	559,811
U.S. Lime & Minerals, Inc.	69	23,649
		892,306
Consumer Finance — 2.0%
Atlanticus Holdings Corp.(1)	2,510	64,507
Bread Financial Holdings, Inc.	52,384	2,187,556
Consumer Portfolio Services, Inc.(1)	6,386	52,876
EZCORP, Inc., Class A(1)	45,879	481,271
Green Dot Corp., Class A(1)	18,283	181,184

LendingClub Corp.(1)	90,258	805,101
Medallion Financial Corp.	1,917	15,930
Navient Corp.	64,213	967,690
Nelnet, Inc., Class A	4,308	446,567
OneMain Holdings, Inc.	53,143	2,610,384
Oportun Financial Corp.(1)	470	1,589
PROG Holdings, Inc.	35,361	1,336,292
Regional Management Corp.	2,426	66,715
SLM Corp.	227,643	4,885,219
World Acceptance Corp.(1)	1,820	233,852
		14,336,733
Consumer Staples Distribution & Retail — 1.8%
Andersons, Inc.	41,243	2,158,659
HF Foods Group, Inc.(1)	1,687	5,955
Ingles Markets, Inc., Class A	16,233	1,187,282
Natural Grocers by Vitamin Cottage, Inc.	10,969	236,711
PriceSmart, Inc.	24,699	2,078,421
SpartanNash Co.	35,953	706,476
Sprouts Farmers Market, Inc.(1)	53,383	4,216,189
United Natural Foods, Inc.(1)	55,151	662,364
Village Super Market, Inc., Class A	5,024	152,730
Weis Markets, Inc.	16,890	1,107,139
		12,511,926
Containers and Packaging — 0.1%
Myers Industries, Inc.	36,958	583,936
Distributors — 0.0%
Weyco Group, Inc.	419	12,809
Diversified Consumer Services — 0.4%
American Public Education, Inc.(1)	12,708	221,119
Graham Holdings Co., Class B	496	373,205
Grand Canyon Education, Inc.(1)	30	4,274
Laureate Education, Inc., Class A	132	2,067
Perdoceo Education Corp.	61,424	1,382,040
Universal Technical Institute, Inc.(1)	45,042	712,114
		2,694,819
Diversified Telecommunication Services — 0.4%
ATN International, Inc.	7,802	189,901
Frontier Communications Parent, Inc.(1)	78,993	2,105,953
Iridium Communications, Inc.	11,347	341,658
Shenandoah Telecommunications Co.	5,075	95,461
		2,732,973
Electrical Equipment — 1.8%
Atkore, Inc.	27,592	4,198,123
Encore Wire Corp.	15,742	4,545,188
EnerSys	15,720	1,695,245
LSI Industries, Inc.	7,604	120,751
Powell Industries, Inc.	13,511	2,430,088
Preformed Line Products Co.	32	4,299
		12,993,694
Electronic Equipment, Instruments and Components — 2.5%
Avnet, Inc.	21,841	1,192,519
Bel Fuse, Inc., Class B	10,896	743,107
Benchmark Electronics, Inc.	39,479	1,700,361
Daktronics, Inc.(1)	29,528	329,533
ePlus, Inc.(1)	28,302	2,118,122

Kimball Electronics, Inc.(1)	7,145	163,763
Methode Electronics, Inc.	19,501	229,722
PC Connection, Inc.	10,971	742,078
Plexus Corp.(1)	6,443	709,632
Sanmina Corp.(1)	52,260	3,581,900
ScanSource, Inc.(1)	33,267	1,577,854
TTM Technologies, Inc.(1)	94,967	1,766,386
Vishay Intertechnology, Inc.	116,429	2,751,217
Vishay Precision Group, Inc.(1)	6,366	214,980
		17,821,174
Energy Equipment and Services — 4.2%
Archrock, Inc.	192,460	3,895,390
Bristow Group, Inc.(1)	12,875	462,341
Expro Group Holdings NV(1)	39,037	856,862
Geospace Technologies Corp.(1)	6,026	59,416
Helix Energy Solutions Group, Inc.(1)	143,526	1,651,984
Helmerich & Payne, Inc.	103,240	3,929,315
KLX Energy Services Holdings, Inc.(1)(2)	3,329	17,011
Kodiak Gas Services, Inc.	36,427	1,003,564
Liberty Energy, Inc., Class A	186,093	4,594,636
Nabors Industries Ltd.(1)	6,140	459,026
Natural Gas Services Group, Inc.(1)	3,413	74,267
Newpark Resources, Inc.(1)	88,643	751,693
Oceaneering International, Inc.(1)	89,699	2,124,072
Oil States International, Inc.(1)	25,087	112,139
Patterson-UTI Energy, Inc.	290,029	3,196,120
ProFrac Holding Corp., Class A(1)(2)	20,543	197,624
ProPetro Holding Corp.(1)	80,791	773,978
Ranger Energy Services, Inc.	11,857	125,091
RPC, Inc.	110,429	754,230
Select Water Solutions, Inc., Class A	85,723	936,952
Solaris Oilfield Infrastructure, Inc., Class A	9,560	87,570
TechnipFMC PLC	16,534	433,026
TETRA Technologies, Inc.(1)	45,578	169,094
Transocean Ltd.(1)	355,414	2,203,567
U.S. Silica Holdings, Inc.(1)	67,450	1,044,801
Weatherford International PLC(1)	468	56,319
		29,970,088
Entertainment — 0.0%
Marcus Corp.	19,507	207,750
Playstudios, Inc.(1)	886	2,011
		209,761
Financial Services — 4.2%
Alerus Financial Corp.	3,450	66,723
Cass Information Systems, Inc.	2,275	96,324
Enact Holdings, Inc.	17,102	525,202
Essent Group Ltd.	51,548	2,922,772
Federal Agricultural Mortgage Corp., Class C	8,621	1,505,830
International Money Express, Inc.(1)	4,055	84,587
Jackson Financial, Inc., Class A	96,742	7,353,359
Merchants Bancorp	15,903	636,915
MGIC Investment Corp.	164,333	3,450,993
Mr Cooper Group, Inc.(1)	11,954	996,964
NewtekOne, Inc.	7,314	100,567
NMI Holdings, Inc., Class A(1)	67,622	2,243,698

Pagseguro Digital Ltd., Class A(1)	84,850	1,039,412
Payoneer Global, Inc.(1)	12,804	76,696
PennyMac Financial Services, Inc.	15,883	1,439,794
Radian Group, Inc.	138,337	4,321,648
StoneCo Ltd., A Shares(1)	160,102	2,215,812
Walker & Dunlop, Inc.	8,899	854,215
Waterstone Financial, Inc.	5,837	70,628
		30,002,139
Food Products — 1.3%
B&G Foods, Inc.	104,671	998,561
Calavo Growers, Inc.	16,554	446,461
Cal-Maine Foods, Inc.	49,798	3,071,043
Dole PLC	78,998	977,205
Fresh Del Monte Produce, Inc.	30,434	710,938
John B Sanfilippo & Son, Inc.	6,063	611,332
Lifeway Foods, Inc.(1)	5,526	84,879
Pilgrim's Pride Corp.(1)	5	180
Seaboard Corp.	220	735,049
WK Kellogg Co.	80,549	1,529,626
		9,165,274
Ground Transportation — 1.8%
ArcBest Corp.	28,324	2,988,749
Covenant Logistics Group, Inc.	5,083	241,595
Heartland Express, Inc.	33,067	374,319
Hertz Global Holdings, Inc.(1)	63,214	275,613
Marten Transport Ltd.	58,897	1,042,477
PAM Transportation Services, Inc.(1)	3,478	57,804
Ryder System, Inc.	43,886	5,330,832
Schneider National, Inc., Class B	30,754	691,350
Universal Logistics Holdings, Inc.	5,441	238,044
Werner Enterprises, Inc.	51,741	1,943,909
		13,184,692
Health Care Equipment and Supplies — 0.5%
Bioventus, Inc., Class A(1)	2,895	19,368
FONAR Corp.(1)	475	7,405
Lantheus Holdings, Inc.(1)	15,984	1,307,971
OraSure Technologies, Inc.(1)	78,307	370,392
QuidelOrtho Corp.(1)	31,454	1,389,952
Utah Medical Products, Inc.	197	13,453
Zimvie, Inc.(1)	34,156	568,697
		3,677,238
Health Care Providers and Services — 0.8%
Brookdale Senior Living, Inc.(1)	243,974	1,637,066
Cross Country Healthcare, Inc.(1)	28,418	429,680
Patterson Cos., Inc.	40,024	984,190
Premier, Inc., Class A	122,011	2,308,448
		5,359,384
Health Care Technology — 0.0%
OptimizeRx Corp.(1)	2,632	31,742
Hotels, Restaurants and Leisure — 1.0%
BJ's Restaurants, Inc.(1)	29,464	1,032,419
Cheesecake Factory, Inc.	49,020	1,886,290
Chuy's Holdings, Inc.(1)	11,263	300,835
Cracker Barrel Old Country Store, Inc.(2)	24,589	1,199,451
Full House Resorts, Inc.(1)	1,518	7,545

Golden Entertainment, Inc.	19,356	585,906
Monarch Casino & Resort, Inc.	13,126	879,048
ONE Group Hospitality, Inc.(1)	10,666	55,463
Playa Hotels & Resorts NV(1)	107,310	914,281
RCI Hospitality Holdings, Inc.	4,212	188,445
Super Group SGHC Ltd.(1)	8,024	29,127
Target Hospitality Corp.(1)	25,664	291,543
		7,370,353
Household Durables — 5.2%
Bassett Furniture Industries, Inc.	2,036	30,560
Beazer Homes USA, Inc.(1)	22,430	644,190
Cavco Industries, Inc.(1)	5,917	2,113,552
Century Communities, Inc.	9,860	832,283
Cricut, Inc., Class A	2,813	17,525
Dream Finders Homes, Inc., Class A(1)	21,309	605,389
Ethan Allen Interiors, Inc.	23,419	681,727
Flexsteel Industries, Inc.	339	12,136
Green Brick Partners, Inc.(1)	25,614	1,398,524
Hamilton Beach Brands Holding Co., Class A	2,910	55,727
Hooker Furnishings Corp.	5,914	102,785
Hovnanian Enterprises, Inc., Class A(1)	6,698	963,039
KB Home	84,099	5,937,389
Landsea Homes Corp.(1)	5,484	54,401
La-Z-Boy, Inc.	46,881	1,758,975
Legacy Housing Corp.(1)	2,198	51,060
Lifetime Brands, Inc.	267	2,876
Lovesac Co.(1)	16,706	469,606
M/I Homes, Inc.(1)	35,011	4,373,574
Meritage Homes Corp.	25,015	4,411,395
Skyline Champion Corp.(1)	29,590	2,059,760
Taylor Morrison Home Corp.(1)	89,062	5,150,456
Tri Pointe Homes, Inc.(1)	90,232	3,494,685
Universal Electronics, Inc.(1)	3,515	40,141
Worthington Enterprises, Inc.	30,641	1,747,456
		37,009,211
Household Products — 0.4%
Central Garden & Pet Co.(1)	9,583	416,381
Central Garden & Pet Co., Class A(1)	53,411	1,994,901
Oil-Dri Corp. of America	3,872	323,544
		2,734,826
Insurance — 3.8%
Ambac Financial Group, Inc.(1)	23,725	420,407
American Coastal Insurance Corp., Class C(1)	7,217	85,161
Assured Guaranty Ltd.	45,642	3,547,296
Axis Capital Holdings Ltd.	49,411	3,650,485
Brighthouse Financial, Inc.(1)	57,145	2,543,524
CNO Financial Group, Inc.	97,656	2,801,751
Donegal Group, Inc., Class A	966	12,790
Employers Holdings, Inc.	19,810	835,586
Enstar Group Ltd.(1)	8,673	2,715,863
F&G Annuities & Life, Inc.	2,208	89,225
Fidelis Insurance Holdings Ltd.(2)	73,494	1,218,530
Genworth Financial, Inc., Class A(1)	284,827	1,791,562
Greenlight Capital Re Ltd., A Shares(1)	5,708	75,859
HCI Group, Inc.	7,742	742,303

Heritage Insurance Holdings, Inc.(1)	15,394	130,849
Investors Title Co.	95	17,489
James River Group Holdings Ltd.	14,193	110,847
Mercury General Corp.	1,200	66,996
National Western Life Group, Inc., Class A	238	116,739
NI Holdings, Inc.(1)	1,243	19,217
Palomar Holdings, Inc.(1)	11,838	1,004,336
Primerica, Inc.	3,477	785,420
ProAssurance Corp.(1)	11,387	163,631
Safety Insurance Group, Inc.	2,740	211,939
Selective Insurance Group, Inc.	13,385	1,306,510
SiriusPoint Ltd.(1)	95,814	1,259,954
Skyward Specialty Insurance Group, Inc.(1)	1,362	50,830
Universal Insurance Holdings, Inc.	23,101	455,321
White Mountains Insurance Group Ltd.	488	881,816
		27,112,236
Interactive Media and Services — 0.1%
Cargurus, Inc.(1)	157	3,801
Cars.com, Inc.(1)	45,922	929,002
		932,803
IT Services — 0.5%
CSP, Inc.	1,500	22,185
DXC Technology Co.(1)	208,049	3,235,162
Kyndryl Holdings, Inc.(1)	14,065	374,270
		3,631,617
Leisure Products — 0.9%
Clarus Corp.	3,632	25,424
Escalade, Inc.	413	5,691
JAKKS Pacific, Inc.(1)	4,023	74,707
Johnson Outdoors, Inc., Class A	600	21,834
Latham Group, Inc.(1)	4,844	18,698
Malibu Boats, Inc., Class A(1)	15,157	582,938
MasterCraft Boat Holdings, Inc.(1)	13,845	292,130
Polaris, Inc.	32,318	2,701,785
Smith & Wesson Brands, Inc.	42,608	714,536
Vista Outdoor, Inc.(1)	63,859	2,227,402
		6,665,145
Life Sciences Tools and Services — 0.0%
Inotiv, Inc.(1)(2)	24,327	45,491
OmniAb, Inc.(1)	2,677	5,521
OmniAb, Inc.(1)	2,677	5,108
		56,120
Machinery — 2.9%
Astec Industries, Inc.	3,586	116,509
Commercial Vehicle Group, Inc.(1)	23,028	124,582
Graham Corp.(1)	4,448	120,319
Greenbrier Cos., Inc.	37,302	2,060,936
Hyster-Yale Materials Handling, Inc.	11,144	808,943
Kennametal, Inc.	85,120	2,191,840
L B Foster Co., Class A(1)	6,570	180,215
Luxfer Holdings PLC	11,573	142,579
Manitowoc Co., Inc.(1)	9,644	119,875
Mueller Industries, Inc.	84,646	4,986,496
Mueller Water Products, Inc., Class A	23,906	443,695
NN, Inc.(1)	23,553	76,547

Park-Ohio Holdings Corp.	3,546	92,728
Taylor Devices, Inc.(1)	267	13,596
Tennant Co.	7,108	729,707
Terex Corp.	69,602	4,153,151
Titan International, Inc.(1)	57,316	474,003
Trinity Industries, Inc.	85,763	2,697,246
Wabash National Corp.	50,019	1,130,930
		20,663,897
Marine Transportation — 1.1%
Costamare, Inc.	32,899	526,713
Genco Shipping & Trading Ltd.	49,183	1,107,601
Matson, Inc.	39,434	5,055,439
Pangaea Logistics Solutions Ltd.	21,758	179,939
Safe Bulkers, Inc.	69,726	395,346
Star Bulk Carriers Corp.	21,479	581,651
		7,846,689
Media — 0.5%
AMC Networks, Inc., Class A(1)	33,165	575,081
Cable One, Inc.(2)	581	224,214
Cumulus Media, Inc., Class A(1)	11,998	27,955
EchoStar Corp., Class A(1)	78,466	1,506,547
Entravision Communications Corp., Class A	2,153	4,651
PubMatic, Inc., Class A(1)	50	1,095
Scholastic Corp.	24,323	882,439
WideOpenWest, Inc.(1)	6,077	30,567
		3,252,549
Metals and Mining — 3.9%
Alpha Metallurgical Resources, Inc.	14,113	4,451,381
Arch Resources, Inc.	20,433	3,553,912
Ascent Industries Co.(1)	314	3,244
Caledonia Mining Corp. PLC	603	6,301
Century Aluminum Co.(1)	73,925	1,355,045
Coeur Mining, Inc.(1)	450,207	2,588,690
Commercial Metals Co.	80,029	4,507,233
Kaiser Aluminum Corp.	23,433	2,291,747
Metallus, Inc.(1)	48,149	1,156,058
Olympic Steel, Inc.	12,024	626,931
Radius Recycling, Inc., Class A	17,163	293,659
Ramaco Resources, Inc., Class A	35,311	499,651
Ramaco Resources, Inc., Class B	4,011	43,680
Ryerson Holding Corp.	33,311	791,136
SunCoke Energy, Inc.	108,901	1,148,906
Tredegar Corp.	11,547	62,931
Universal Stainless & Alloy Products, Inc.(1)	7,849	257,683
Warrior Met Coal, Inc.	64,888	4,440,286
		28,078,474
Oil, Gas and Consumable Fuels — 12.3%
Amplify Energy Corp.(1)	17,648	111,182
Antero Midstream Corp.	138,405	2,027,633
Ardmore Shipping Corp.	48,226	1,080,745
Berry Corp.	66,950	466,642
California Resources Corp.	80,615	3,817,120
Chord Energy Corp.	12,266	2,274,239
Civitas Resources, Inc.	23,874	1,756,171
CNX Resources Corp.(1)	163,971	4,312,437

Comstock Resources, Inc.	75,393	882,852
CONSOL Energy, Inc.(1)	25,078	2,599,836
Crescent Energy Co., Class A	119,648	1,507,565
DHT Holdings, Inc.	150,283	1,818,424
Dorian LPG Ltd.	45,906	2,323,303
DT Midstream, Inc.	8,174	548,312
EnLink Midstream LLC(1)	120,991	1,535,376
Epsilon Energy Ltd.	4,859	26,093
Equitrans Midstream Corp.	8,534	121,866
Evolution Petroleum Corp.	24,088	138,506
Golar LNG Ltd.	23,109	607,536
Gran Tierra Energy, Inc.(1)(2)	39,488	367,238
Granite Ridge Resources, Inc.	57,559	377,011
Green Plains, Inc.(1)	25,031	429,782
Gulfport Energy Corp.(1)	15,806	2,557,569
Hallador Energy Co.(1)	16,621	149,090
HighPeak Energy, Inc.(2)	28,363	447,568
International Seaways, Inc.	57,275	3,689,655
Kimbell Royalty Partners LP	70,417	1,181,597
Kosmos Energy Ltd.(1)	375,835	2,292,594
Magnolia Oil & Gas Corp., Class A(2)	138,321	3,589,430
Matador Resources Co.	47,256	2,998,393
Murphy Oil Corp.	67,305	2,879,981
NACCO Industries, Inc., Class A	2,354	78,341
Nordic American Tankers Ltd.	141,125	584,258
Northern Oil & Gas, Inc.	102,989	4,215,340
Overseas Shipholding Group, Inc., Class A	55,714	470,783
Par Pacific Holdings, Inc.(1)	65,719	1,783,614
PBF Energy, Inc., Class A	66,346	3,073,810
Peabody Energy Corp.	158,268	3,921,881
Plains GP Holdings LP, Class A(1)	11,290	203,333
Range Resources Corp.	7,443	274,721
REX American Resources Corp.(1)	13,725	686,113
Riley Exploration Permian, Inc.	6,535	190,822
Ring Energy, Inc.(1)(2)	103,026	184,417
SandRidge Energy, Inc.	31,256	436,334
Scorpio Tankers, Inc.	55,200	4,530,264
SFL Corp. Ltd.	130,179	1,862,861
SilverBow Resources, Inc.(1)	23,731	930,255
SM Energy Co.	113,538	5,725,721
Talos Energy, Inc.(1)	162,180	1,947,782
Teekay Corp.(1)	61,271	599,843
Teekay Tankers Ltd., Class A	34,098	2,483,357
VAALCO Energy, Inc.	148,794	949,306
Vital Energy, Inc.(1)	39,630	1,935,926
Vitesse Energy, Inc.	14,653	373,945
World Kinect Corp.	62,737	1,652,493
		88,011,266
Paper and Forest Products — 0.6%
Clearwater Paper Corp.(1)	22,111	1,174,978
Louisiana-Pacific Corp.	1,226	112,400
Mercer International, Inc.	26,734	253,973
Sylvamo Corp.	33,749	2,406,979
		3,948,330

Passenger Airlines — 1.7%
Alaska Air Group, Inc.(1)	88,912	3,736,082
Allegiant Travel Co.	21,396	1,138,267
JetBlue Airways Corp.(1)	423,776	2,368,908
SkyWest, Inc.(1)	56,746	4,237,224
Sun Country Airlines Holdings, Inc.(1)	54,056	572,453
		12,052,934
Personal Care Products — 0.1%
Medifast, Inc.	8,509	219,022
Nature's Sunshine Products, Inc.(1)	9,251	141,725
Nu Skin Enterprises, Inc., Class A	12,640	168,744
Olaplex Holdings, Inc.(1)	18,464	32,866
USANA Health Sciences, Inc.(1)	5,730	272,748
		835,105
Pharmaceuticals — 0.8%
Amphastar Pharmaceuticals, Inc.(1)	39,332	1,664,923
ANI Pharmaceuticals, Inc.(1)	11,428	741,677
Harmony Biosciences Holdings, Inc.(1)	35,899	1,055,431
Innoviva, Inc.(1)	26,690	421,435
Ocuphire Pharma, Inc.(1)	4,062	6,824
Phibro Animal Health Corp., Class A	17,447	307,591
SIGA Technologies, Inc.	60,575	453,101
Supernus Pharmaceuticals, Inc.(1)	45,050	1,221,756
		5,872,738
Professional Services — 0.4%
Barrett Business Services, Inc.	2,625	347,392
CBIZ, Inc.(1)	2,998	227,308
CRA International, Inc.	429	75,491
IBEX Holdings Ltd.(1)	1,144	17,904
Kelly Services, Inc., Class A	40,881	888,753
Korn Ferry	14,024	924,743
TrueBlue, Inc.(1)	14,314	154,591
		2,636,182
Real Estate Management and Development — 0.5%
Five Point Holdings LLC, Class A(1)	13,014	42,425
Forestar Group, Inc.(1)	23,065	784,441
Howard Hughes Holdings, Inc.(1)	16,266	1,078,436
Opendoor Technologies, Inc.(1)	738,605	1,610,159
		3,515,461
Semiconductors and Semiconductor Equipment — 1.3%
Alpha & Omega Semiconductor Ltd.(1)	7,892	231,315
Amkor Technology, Inc.	65,326	2,128,974
Diodes, Inc.(1)	31,952	2,368,602
inTEST Corp.(1)	3,037	30,249
Kulicke & Soffa Industries, Inc.	4,610	210,539
Photronics, Inc.(1)	85,018	2,325,242
SMART Global Holdings, Inc.(1)	61,431	1,264,250
Ultra Clean Holdings, Inc.(1)	11,996	556,374
		9,115,545
Software — 0.4%
InterDigital, Inc.	25,229	2,872,826
Specialty Retail — 5.2%
1-800-Flowers.com, Inc., Class A(1)	30,950	299,596
Aaron's Co., Inc.	23,207	196,795
Abercrombie & Fitch Co., Class A(1)	46,215	7,989,187

Academy Sports & Outdoors, Inc.	43,180	2,491,054
American Eagle Outfitters, Inc.	218,513	4,800,731
Arhaus, Inc.	49,115	923,853
Big 5 Sporting Goods Corp.(2)	10,404	36,102
Buckle, Inc.	35,463	1,366,744
Build-A-Bear Workshop, Inc.	14,379	389,239
Caleres, Inc.	44,242	1,534,313
Cato Corp., Class A	10,167	61,002
Citi Trends, Inc.(1)	329	8,037
Designer Brands, Inc., Class A	41,874	420,834
Destination XL Group, Inc.(1)	23,632	83,894
Duluth Holdings, Inc., Class B(1)	5,416	21,393
Gap, Inc.	146,287	4,236,471
Genesco, Inc.(1)	4,655	132,667
Guess?, Inc.(2)	36,799	856,313
Haverty Furniture Cos., Inc.	11,215	318,618
Hibbett, Inc.	16,142	1,397,574
Lands' End, Inc.(1)	10,143	144,943
ODP Corp.(1)	39,210	1,535,464
Shoe Carnival, Inc.	22,209	838,390
Signet Jewelers Ltd.	29,383	3,217,145
Sportsman's Warehouse Holdings, Inc.(1)	8,155	31,071
Tile Shop Holdings, Inc.(1)	6,713	44,306
Upbound Group, Inc.	10,851	356,130
Urban Outfitters, Inc.(1)	84,984	3,544,683
		37,276,549
Technology Hardware, Storage and Peripherals — 0.1%
Eastman Kodak Co.(1)	40,018	213,696
Turtle Beach Corp.(1)	8,709	144,395
		358,091
Textiles, Apparel and Luxury Goods — 1.4%
Carter's, Inc.	34,261	2,343,452
Columbia Sportswear Co.	29,132	2,494,282
G-III Apparel Group Ltd.(1)	58,494	1,758,330
Lakeland Industries, Inc.	1,832	33,764
Movado Group, Inc.	9,896	262,244
Oxford Industries, Inc.	17,315	1,916,597
Rocky Brands, Inc.	3,449	134,477
Steven Madden Ltd.	12,699	564,471
Superior Group of Cos., Inc.	6,031	123,575
Unifi, Inc.(1)	4,426	28,990
Vera Bradley, Inc.(1)	5,863	47,842
		9,708,024
Trading Companies and Distributors — 3.9%
Air Lease Corp.	112,680	5,368,075
Alta Equipment Group, Inc.	10,806	91,203
BlueLinx Holdings, Inc.(1)	12,181	1,253,303
Boise Cascade Co.	38,734	5,317,791
DNOW, Inc.(1)	124,853	1,821,605
GATX Corp.	38,539	5,316,840
Global Industrial Co.	32	1,108
GMS, Inc.(1)	3,000	281,880
H&E Equipment Services, Inc.	36,899	1,747,906
Herc Holdings, Inc.	26,812	3,889,617
Hudson Technologies, Inc.(1)	37,618	335,176

Karat Packaging, Inc.	3,456	98,634
McGrath RentCorp	5,423	590,999
MRC Global, Inc.(1)	83,152	1,105,090
Rush Enterprises, Inc., Class A	2,717	122,618
Rush Enterprises, Inc., Class B	4,583	193,723
		27,535,568
Wireless Telecommunication Services — 0.4%
Telephone & Data Systems, Inc.	111,246	2,212,683
U.S. Cellular Corp.(1)	15,540	861,848
		3,074,531
TOTAL COMMON STOCKS (Cost $575,599,729)		708,904,889
SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,657,220	3,657,220
State Street Navigator Securities Lending Government Money Market Portfolio(3)	5,419,570	5,419,570
TOTAL SHORT-TERM INVESTMENTS (Cost $9,076,790)		9,076,790
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $584,676,519)		717,981,679
OTHER ASSETS AND LIABILITIES — (0.6)%		(4,490,610)
TOTAL NET ASSETS — 100.0%		$713,491,069

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	11	June 2024	$1,141,690	$(18,470)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,345,817. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,485,664, which includes securities collateral of $66,094.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.